Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 141,866	$ 439,999	$ 84,295
Trade and other receivables	129,202	86,928	44,041
Inventories	37,080	23,620	12,738
Current tax asset	6,043	5,912	5,237
Other current assets	16,089	13,658	12,380
Total current assets	330,280	570,117	158,691
Non-current assets
Financial assets	37,094	34,746	8,387
Deferred tax assets	59,353	28,920	13,991
Property, plant and equipment	58,661	27,841	15,848
Right-of-use assets	56,950	5,805	5,010
Intangible assets	592,823	257,858	75,054
Total other non-current assets	28,825	15,092	277
Total non-current assets	833,706	370,262	118,567
Total assets	1,163,986	940,379	277,258
Current liabilities
Trade and other payables	150,349	86,790	54,334
Borrowings	13,110	11,763	660
Current tax payable	30,742	30,087	13,110
Contract liabilities	402	6,967	7,522
Lease liabilities	5,548	1,546	407
Provisions	562	576	395
Contingent consideration	11,540	53,215	25,417
Employee benefit obligations	19,371	14,144	9,528
Total current liabilities	231,624	205,088	111,373
Non-current liabilities
Borrowings	391,914	341,811	5,945
Contract liabilities	0	2,036	8,320
Lease liabilities	56,534	5,042	5,252
Deferred tax liabilities	44,706	5,796	0
Other non-current liabilities	3,517	0	0
Provisions	9,177	8,530	5,475
Contingent consideration	10,694	18,834	38,036
Employee benefit obligations	444	305	212
Total non-current liabilities	516,986	382,354	63,240
Total liabilities	748,610	587,442	174,613
Net assets	415,376	352,937	102,645
Equity
Share capital	479,962	414,012	315,178
Share capital reserve	(11,612)	15,945	(41,742)
Other reserves	101,564	75,894	16,328
Accumulated losses	(154,538)	(152,914)	(187,119)
Total equity	$ 415,376	$ 352,937	$ 102,645